Income Taxes - Components of Income Tax Provision (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 14, 2014	Jul. 15, 2013	Jul. 14, 2014	Jul. 15, 2013	Dec. 30, 2013	Dec. 31, 2012	Dec. 26, 2011
Current
Federal					$ 0	$ 0	$ 0
State					61,880	75,000	21,000
Subtotal Current					61,880	75,000	21,000
Deferred
Federal					544,463	510,496	96,649
State					49,416	36,244	(7,332)
Subtotal Deferred			740,770	170,865	593,879	546,740	89,317
Total income tax provision	$ (125,224)	$ (76,150)	$ 740,770	$ 170,865	$ 655,759	$ 621,740	$ 110,317